S000056738 [Member] Investment Strategy - Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of its Index. The Index utilizes certain environmental, social, and governance (“ESG”) criteria to select from the securities included in a modified version of the Bloomberg 1-5 Year U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the 1-5 year U.S. investment grade, taxable fixed income market. The Index is maintained by Bloomberg Index Services Limited (“Bloomberg”) pursuant to an agreement between Bloomberg and MSCI ESG Research LLC (“MSCI ESG Research” and, together with Bloomberg, the “Index Providers”). Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. As of October 31, 2025, the Index was comprised of 5,131 securities.
The Index draws from the universe defined by the Base Index, which consists of U.S. dollar-denominated, investment grade taxable debt securities with a remaining term to final maturity, or an average life, of less than five years. Qualifying securities must also have at least one year until final maturity. The Index is principally comprised of U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), and U.S. dollar-denominated debt securities issued by corporations that are publicly offered for sale in the United States.
The Index identifies fixed income securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research. ABS and MBS are included in the Index without reference to ESG criteria, other securities for which ESG performance data is not available are excluded from the Index. With respect to corporate debt securities, ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Companies are scored and ranked against industry peers using a consistent set of key performance indicators to determine relative ESG strength. Environmental assessment categories can include a company’s impact on climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations related to ESG matters. Index rules exclude companies with significant activities in the following controversial businesses: alcohol production, tobacco production, nuclear power, gambling, and weapons and firearms production. Companies otherwise eligible for inclusion in the Index from the following economic sectors are excluded from the Index in an attempt to reduce the carbon emissions of Index components: independent oil & gas producer, integrated oil & gas producer, and metals & mining.
With respect to government securities, U.S. governments receive an ESG rating based on the government issuer’s performance on six ESG risk factors: Natural Resources, Environmental Externalities & Vulnerability, Human Capital, Economic Environment, Financial Governance and Political Governance. Corporate debt and government securities that meet a minimum ESG rating threshold are eligible for inclusion in the Index. Eligible securities are then market value weighted within each sector, with sector weights in the Index adjusted to mirror the sector exposure of the Base Index.
The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally invests in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund reconstitutes and rebalances its holdings monthly in response to the monthly Index reconstitution and rebalance. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.